INCOME TAX - NOL expiration (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
INCOME TAX
2025	¥ 19,617,124	$ 2,687,535
2026	32,533,742	4,457,104
2027	27,137,905	3,717,878
2028	34,868,363	4,776,946
2029	20,017,992	2,742,454
Total	¥ 134,175,126	$ 18,381,917	¥ 125,800,000